Financial Risk Management - Schedule of Group’s Financial Liabilities Based on their Contractual Maturities (Details) - Financial Liabilities [Member] - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Group’s Financial Liabilities Based on their Contractual Maturities [Line Items]
Borrowings	$ 396,206	$ 1,728,190
Trade payables	6,470,875	8,430,154
Other financial liabilities	268,643	243,655
Other current liabilities	6,127,340	3,413,025
Total	13,263,064	13,815,024
Less than 1 year [Member]
Schedule of Group’s Financial Liabilities Based on their Contractual Maturities [Line Items]
Borrowings	396,206	1,728,190
Trade payables	6,470,875	8,430,154
Other financial liabilities	268,643	243,655
Other current liabilities	6,127,340	3,413,025
Total	13,263,064	13,815,024
1 – 2 years [Member]
Schedule of Group’s Financial Liabilities Based on their Contractual Maturities [Line Items]
Borrowings
Trade payables
Other financial liabilities
Other current liabilities
Total
2 – 3 years [Member]
Schedule of Group’s Financial Liabilities Based on their Contractual Maturities [Line Items]
Borrowings
Trade payables
Other financial liabilities
Other current liabilities
Total
More than 3 years [Member]
Schedule of Group’s Financial Liabilities Based on their Contractual Maturities [Line Items]
Borrowings
Trade payables
Other financial liabilities
Other current liabilities
Total